Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenues [Abstract]
Schedule of Group’s Revenues Disaggregated revenue	The following table present the Group’s revenues disaggregated by revenue type:
	Year ended on December 31,
	2023	2022	2021
	USD in thousands

Miniature camera and related equipment (from Odysight.ai)	-	-	24
Revenues from commissions (from Eventer)	2,103	2,465	1,185
Revenues from sale of products (from Jeffs’ Brands)	10,008	5,861	6,509
Revenues from internet services (from Gix Internet)	79,613	(*) 83,532	-
MUSE and related equipment (from Xylo Technologies)	-	-	2,400
	91,724	91,858	10,118
(*)	The revenues from Gix Internet are presented for the period from February 28, 2022 to December 31, 2022.